Administrative and Selling Expenses (Tables)	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Summary of Detailed Information About Administrative and Selling Expenses

Year ended,	March 31, 2023	March 31, 2022

Administrative and selling expense is comprised of:

Personnel expenses	$43.2	$54.2

Professional, consulting, legal and other fees	42.5	36.2

Software licenses	5.2	4.6

Amortization of intangible assets and non-producing assets	0.3	0.4

Other administrative and selling	8.1	7.6

	$99.3	$103.0